Income Taxes - Schedule of Tax Effect of Significant Temporary Differences Representing Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Allowance for credit loss	$ 34	$ 385
Accrued expenses	169	152
Right of use asset	(526)	724
Right of use liability	603	(633)
Net operating loss carry forwards	22,566	21,662
Property, equipment & intangibles	(3,618)	(3,581)
Stock based compensation	212	184
Self-Insurance Reserve	6	15
Interest Expense	1,831	1,831
Total deferred tax assets	21,277	20,739
Valuation allowance	$ (21,277)	$ (20,739)